Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
11.	Subsequent Events

In preparing our condensed consolidated financial statements, we evaluated subsequent events through November 13, 2017, which is the date that the condensed consolidated financial statements were available to be issued.

In November 2017, we entered into a $20.0 million revolving line of credit with a lender. The facility matures in November 2022. We may elect whether amounts drawn on the revolving line of credit bear interest at a floating rate per annum equal to either the LIBOR or the prime rate plus an additional interest rate margin that is determined by the availability of borrowings under the revolving line of credit. The additional interest rate margin will range from 2.00% to 2.50% in the case of LIBOR advances and from 1.00% to 1.50% in the case of prime rate advances. The revolving line of credit contains an unused facility fee in an amount between 0.15% and 0.25% of the average unused portion of the revolving line of credit, which is payable quarterly. The agreement contains certain customary affirmative and negative covenants and requires us to maintain (i) an adjusted quick ratio of at least 1.35 to 1.0 and (ii) minimum adjusted EBITDA, in the amounts and for the periods set forth in the agreement. Any amounts borrowed under the credit facility are collateralized by substantially all of our assets.

On October 25, 2017, our board of directors approved the grant of 689,200 restricted stock units under the 2017 Plan at a fair value of $22.27 per share to members of management and other employees. The value of these awards at the grant date was $15.3 million and will be amortized over the vesting periods. In addition, our board of directors also approved stock option grants under the 2017 Plan to purchase an aggregate of 4,000 shares of common stock at an exercise price of $22.27 per share. The restricted stock units and options vest over five years through October 25, 2022.

13.	Subsequent Events

We have evaluated subsequent events through February 17, 2017, which is the date that the consolidated financial statements were available to be issued.

On January 31, 2017, our board of directors approved stock option grants under the Plan to purchase an aggregate of 249,700 shares of common stock at an exercise price of $11.17 per share.